Reinsurance - Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Premiums written:
Direct	$ 1,249.5	$ 1,305.7	$ 2,531.7	$ 2,341.4	$ 2,042.1
Assumed	875.7	1,045.6	1,807.0	1,597.0	1,656.4
Ceded	(774.7)	(845.2)	(1,442.7)	(1,350.7)	(1,120.7)
Net premiums written	1,350.5	1,506.1	2,896.0	2,587.7	2,577.8
Premiums earned:
Direct	1,203.6	1,171.5	2,370.8	2,139.1	2,026.4
Assumed	755.7	776.9	1,617.2	1,479.2	1,612.0
Ceded	(671.9)	(621.2)	(1,299.3)	(1,207.8)	(1,110.9)
Net premiums earned	1,287.4	1,327.2	2,688.7	2,410.5	2,527.5
Insurance losses and loss adjustment expenses:
Direct	691.7	719.2	1,574.2	1,499.8	1,479.6
Assumed	353.4	402.4	939.5	1,000.6	1,134.5
Ceded	(328.0)	(353.9)	(833.7)	(807.1)	(773.3)
Net insurance losses and loss adjustment expenses	$ 717.1	$ 767.7	$ 1,680.0	$ 1,693.3	$ 1,840.8